RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - ConsolidatedStatement of Stockholders' Deficit (Details) - USD ($)
	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of Common Stock to extinguish debt	$ 4,390,251	$ 25,051,755
Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of Common Stock to extinguish debt	4,384,813	$ 25,049,831 [1]
Originally Reported [Member] | Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of Common Stock to extinguish debt	3,783,694
Restatement Adjustment [Member] | Indigo Convertible Notes [Member] | Additional Paid-in Capital [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Issuance of Common Stock to extinguish debt	$ 601,119

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.